Cover	Sep. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2023
Entity File Number	001-36351
Entity Registrant Name	PLx Pharma Winddown Corp.
Entity Central Index Key	0001497504
Entity Tax Identification Number	46-4995704
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 The Green
Entity Address, Address Line Two	Suite 11895
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	07871
City Area Code	(973)
Local Phone Number	381-7408
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	PLXPQ
Entity Emerging Growth Company	false